Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation		€ 20,700	€ 16,000	€ 53,700
Amortization of intangible assets	[1]	1,684	3,220	13,857
Cost of revenue
Share-based compensation		184	115	737
General and administrative expenses from related party		59
Selling and marketing
Share-based compensation		3,273	3,514	10,913
General and administrative expenses from related party		42
Technology and content, net of capitalized internal-use software and website development costs
Share-based compensation		5,260	3,614	15,816
General and administrative expenses from related party		700
General and administrative
Share-based compensation		11,985	8,782	26,256
Amortization of intangible assets		785
General and administrative expenses from related party		9	109	5,128
Acquired technology
Amortization of intangible assets		278	59	3,750
Internal use software and website development costs
Amortization of intangible assets		3,000	1,700	1,400
Internal use software and website development costs | Technology and content, net of capitalized internal-use software and website development costs
Amortization of intangible assets		€ 2,214	€ 1,742	€ 1,410

[1]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785